Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net income	¥ 1,039,573	$ 142,420	¥ 1,951,695	¥ 1,480,009
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	52,847	7,240	74,492	107,015
Amortization of intangible assets	5,886	806	5,116	5,116
Share-based compensation	192,572	26,382	267,101	401,484
Share of (income) loss on equity method investments	(59,216)	(8,113)	70,643	(11,073)
Gain on repurchase of convertible senior notes	0	0	(4,565)	(129,575)
Gain or loss on long-term investments	90,509	12,400	31,250	11,250
Gain or loss on disposal of property and equipment	(62)	(8)	(518)	(779)
Provision of (income) losses on receivable and other assets	3,618	496	11,624	(528)
Returns on investments	1,927	264	2,067	1,708
Changes in operating assets and liabilities
Accounts receivable	7,605	1,042	(21,308)	20,338
Prepaid expenses and other current assets	(72,069)	(9,873)	84,802	(52,928)
Amount due from a related party	27,258	3,734	(27,203)	(55)
Deferred tax assets	(4,323)	(592)	2,600	507
Rental deposits	(309)	(42)	7,776	1,399
Other non-current assets	(101,837)	(13,952)	(11,606)	60,913
Accounts payable	(3,257)	(446)	13,707	(115,384)
Income tax payable	62,337	8,540	25,952	(57,004)
Deferred revenue	(25,651)	(3,514)	(42,390)	(56,387)
Accrued expenses and other current liabilities	139,607	19,126	(183,772)	(182,708)
Amount due to a related party	(4,314)	(591)	(4,865)	4,162
Deferred tax liabilities	212,835	29,158	(147)	(187,119)
Other non-current liabilities	74,458	10,201	24,710	(73,470)
Net cash provided by operating activities	1,639,994	224,678	2,277,161	1,226,891
Cash flows from investing activities
Purchase of property and equipment	(285,541)	(39,119)	(576,310)	(80,445)
Payment for long-term investments	(69,209)	(9,482)	(18,750)	(70,343)
Payment for business acquisition	(136,642)	(18,720)	0	0
Purchase of short-term deposits	(2,133,086)	(292,232)	(1,028,556)	(1,700,000)
Cash received on maturity of short-term deposits	2,128,181	291,560	6,209,820	5,410,000
Returns of investments	120	16	1,517	3,523
Purchase of long-term deposits	(718,860)	(98,483)	(4,210,025)	(2,750,000)
Cash received on maturity of long-term deposits	918,860	125,883	1,700,000	1,200,000
Payment for short-term investments	0	0	0	(300,000)
Cash received from sales of short-term investment	0	0	308,550	0
Cash received from sales of long term investment	2,000	274	25,000	0
Loans to third-party companies	(265,613)	(36,389)	0	0
Other investing activities	903	124	1,823	3,110
Net cash provided by (used in) investing activities	(558,887)	(76,568)	2,413,069	1,715,845
Cash flows from financing activities
Deferred payment for business acquisition	0	0	0	(21,421)
Proceeds from exercise of share options	18	2	601	163
Repurchase of ordinary shares	(1,197,439)	(164,048)	(212,195)	(392,374)
Repurchase of subsidiary's share options	0	0	(4,319)	(40,943)
Dividends payment	(716,302)	(98,133)	(958,052)	(840,997)
Proceeds from short-term borrowings	2,365,535	324,077	0	0
Proceeds from long-term borrowings	0	0	2,154,000	0
Repayment of long-term borrowings	(215,615)	(29,539)	0	0
Payment for redemption of convertible bonds	0	0	(2,679,942)	(2,136,987)
Net cash (used in) provided by financing activities	236,197	32,359	(1,699,907)	(3,432,559)
Effect of exchange rate changes	42,205	5,784	93,988	41,390
Net (decrease) increase in cash, cash equivalent and restricted cash	1,359,509	186,253	3,084,311	(448,433)
Cash and cash equivalents and restricted cash at the beginning of year	8,282,912	1,134,754	5,198,601	5,647,034
Cash, cash equivalent and restricted cash at the end of year	9,642,421	1,321,007	8,282,912	5,198,601
Cash and cash equivalents	4,122,659	564,802	5,620,466	5,018,129
Restricted cash	5,519,762	756,205	2,662,446	180,472
Cash, cash equivalents and restricted cash at the end of year	9,642,421	1,321,007	8,282,912	5,198,601
Supplemental disclosure of cash flow information:
Cash paid for income taxes	(579,534)	(79,396)	(599,992)	(801,752)
Cash paid for interest	(99,283)	(13,602)	(36,827)	(56,373)
Supplemental disclosures of non-cash investing and financing activities:
Payable for purchase of property and equipment	9,451	1,295	1,009	9,467
Right-of-use assets acquired in operating lease	254,745	34,899	85,924	22,238
Deferred consideration in connection with business acquisition	¥ 65,694	$ 9,000	¥ 0	¥ 0